Income Tax - Schedule of Reconciliation Related to Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Profit before tax from continuing operations	₽ 12,272	₽ 16,217	₽ 15,720
Income tax expense at statutory income tax rate of 20%	(2,454)	(3,243)	(3,144)
Adjustments in respect of income tax , including income tax penalties and changes in uncertain income tax position.	(2,718)	(2,962)	(3,154)
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses	(1,277)	4,008	4,783
Non-deductible expenses for tax purposes	(1,347)	(3,625)	(1,755)
Non-deductible interest expense	(229)	(363)	(254)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements		3,460	112
Effect of different tax rates	155	(12)	262
Change in tax rate	(117)	56
Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	₽ (7,987)	₽ (2,681)	₽ (3,150)